Land use right net (Details) - Land use right [Member] - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Land use right	$ 6,959,643	$ 6,887,433
Less: accumulated amortization	(341,761)	(233,767)
Intangible assets, net	$ 6,617,882	$ 6,653,666